Stock-Based Compensation (Transactions During Fiscal 2016-Restricted Share Awards) (Detail) - Restricted Stock [Member] shares in Thousands	12 Months Ended
Jun. 29, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 24, 2015, Number of Restricted Share Awards | shares	1,159
Granted, Number of Restricted Share Awards | shares	324
Vested, Number of Restricted Share Awards | shares	(402)
Forfeited, Number of Restricted Share Awards | shares	(83)
Restricted share awards outstanding at June 29, 2016, Number of Restricted Share Awards | shares	998
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 24, 2015, Weighted Average Fair Value Per Award | $ / shares	$ 38.44
Granted, Weighted Average Fair Value Per Award | $ / shares	49.19
Vested, Weighted Average Fair Value Per Award | $ / shares	39.09
Forfeited, Weighted Average Fair Value Per Award | $ / shares	44.44
Restricted share awards outstanding at June 29, 2016, Weighted Average Fair Value Per Award | $ / shares	$ 42.68